Lease and Concession Agreements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease and Concession Agreements
Rents paid for vehicles leased	$ 18,000	$ 21,500	$ 33,300	$ 44,600	$ 79,800	$ 96,100	$ 78,200
Revenue earning equipment, office and computer equipment
Lease and Concession Agreements
Rents paid for vehicles leased					92,000	106,200	88,600
Minimum obligations under existing agreements
Less than 1 Year					56,600
2014					25,200
2015					6,700
2016					2,100
2017					0
After 2017					0
Revenue earning equipment
Lease and Concession Agreements
Rents paid for vehicles leased					79,800	96,100	78,200
Office and computer equipment
Lease and Concession Agreements
Rents paid for vehicles leased					12,200	10,100	10,400
Concession agreements and real estate leases
Concession fees:
Total					714,900	691,100	664,600
Minimum obligations under existing agreements
Minimum future sublease rental inflows reduced from future minimum rent payments					(21,200)
Concession agreements and real estate leases | Maximum
Minimum obligations under existing agreements
Lease period of premises under operating leases					25 years
Rents
Lease and Concession Agreements
Rents paid for vehicles leased					135,900	130,600	133,900
Concession fees:
Sublease income that reduced rent expense					5,000	5,000	4,500
Minimum obligations under existing agreements
Less than 1 Year					157,300
2014					128,700
2015					99,300
2016					74,700
2017					50,400
After 2017					194,100
Concessions
Concession fees:
Minimum fixed obligations					249,600	248,700	252,000
Additional amounts, based on revenues					329,400	311,800	278,700
Minimum obligations under existing agreements
Less than 1 Year					390,300
2014					279,400
2015					192,800
2016					141,400
2017					91,300
After 2017					$ 509,700